JPMorgan International Dynamic ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 6.6%
ANZ Group Holdings Ltd.	4,018	102,219
BHP Group Ltd.	5,372	185,025
Evolution Mining Ltd.	7,871	75,587
Nick Scali Ltd.	3,468	58,910
Northern Star Resources Ltd.	4,062	74,673
Rio Tinto Ltd.	792	82,514
Rio Tinto plc	1,300	118,605
Tabcorp Holdings Ltd.	132,034	81,053
		778,586
Belgium — 1.1%
UCB SA	408	124,328
China — 1.2%
Prosus NV	2,530	145,478
Denmark — 3.3%
Carlsberg A/S, Class B	1,019	138,532
Genmab A/S *	277	90,243
Novo Nordisk A/S, Class B	1,103	65,495
Vestas Wind Systems A/S	3,103	94,056
		388,326
France — 10.3%
Air Liquide SA	793	148,499
Capgemini SE	784	121,817
Engie SA	6,271	187,230
LVMH Moet Hennessy Louis Vuitton SE	64	41,306
Publicis Groupe SA	1,172	117,139
Safran SA	512	182,933
Societe Generale SA	2,149	188,316
SPIE SA	1,604	87,889
Thales SA	446	136,532
		1,211,661
Germany — 11.5%
Allianz SE (Registered)	474	208,713
Bayer AG (Registered)	1,504	79,549
Bilfinger SE	641	89,810
Deutsche Telekom AG (Registered)	3,784	126,985
E.ON SE	7,055	149,635
Friedrich Vorwerk Group SE	912	97,972
MTU Aero Engines AG	276	122,703
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	215	130,306
RWE AG	2,329	147,901
Siemens Energy AG *	1,172	199,685
		1,353,259
Hong Kong — 2.9%
DFI Retail Group Holdings Ltd.	22,600	93,058
Prudential plc	8,626	141,684

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Swire Pacific Ltd., Class A	6,000	57,899
WH Group Ltd. (a)	47,500	56,055
		348,696
Israel — 1.1%
Bank Leumi Le-Israel BM	2,254	54,185
Harel Insurance Investments & Financial Services Ltd.	812	37,245
Phoenix Financial Ltd.	893	43,344
		134,774
Italy — 2.9%
Coca-Cola HBC AG	1,679	91,186
UniCredit SpA	1,822	158,780
Unipol Assicurazioni SpA	3,944	87,840
		337,806
Japan — 23.8%
Advantest Corp.	800	132,309
Asics Corp.	3,800	91,476
Credit Saison Co. Ltd.	2,200	59,396
Fast Retailing Co. Ltd.	200	76,307
Hachijuni Nagano Bank Ltd.	4,900	61,218
Hitachi Ltd.	5,200	180,441
Hoya Corp.	700	117,429
IHI Corp.	3,100	71,722
ITOCHU Corp.	7,800	99,860
Japan Tobacco, Inc.	3,000	108,425
Kanematsu Corp.	4,600	60,420
Kao Corp.	2,300	92,006
Kioxia Holdings Corp. *	700	95,750
Mitsubishi UFJ Financial Group, Inc.	9,500	172,048
NEC Corp.	3,100	105,089
Nishi-Nippon Financial Holdings, Inc.	5,000	121,105
Nomura Holdings, Inc.	8,000	72,499
Obayashi Corp.	4,200	94,808
ORIX Corp.	3,500	106,664
Renesas Electronics Corp. *	6,800	113,053
Seiko Group Corp.	1,900	94,914
Shionogi & Co. Ltd.	3,600	74,121
Sompo Holdings, Inc.	3,000	103,454
Sony Group Corp.	6,700	147,721
Suzuki Motor Corp.	6,700	91,355
Toyota Motor Corp.	9,100	206,256
Yamato Kogyo Co. Ltd.	800	57,674
		2,807,520
Netherlands — 8.7%
Argenx SE *	134	112,690
ASML Holding NV	280	401,494
ASR Nederland NV	1,315	95,509

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
ING Groep NV	5,664	167,037
Koninklijke Ahold Delhaize NV	4,157	162,539
SBM Offshore NV	2,594	93,177
		1,032,446
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	2,956	69,056
Singapore — 0.9%
DBS Group Holdings Ltd.	2,400	111,558
Spain — 3.1%
Banco Santander SA	17,714	226,174
Indra Sistemas SA	2,150	138,963
		365,137
Switzerland — 3.0%
Cie Financiere Richemont SA (Registered)	842	163,440
Galderma Group AG	520	96,928
VAT Group AG (a)	154	99,587
		359,955
United Kingdom — 11.7%
Barclays plc	25,600	170,856
CK Hutchison Holdings Ltd.	7,500	60,475
Frontier Developments plc *	12,991	84,783
HSBC Holdings plc	4,144	73,104
Imperial Brands plc	3,714	156,425
NatWest Group plc	17,983	163,911
Next plc	689	125,094
Reckitt Benckiser Group plc	1,782	148,547
Rolls-Royce Holdings plc	11,441	191,259
Sage Group plc (The)	4,673	61,278
SSE plc	4,328	143,852
		1,379,584
United States — 6.9%
GSK plc	5,705	147,541
Novartis AG (Registered)	1,651	244,959
Roche Holding AG	521	236,919
Shell plc	4,766	183,203
		812,622
Total Common Stocks (Cost $11,911,460)		11,760,792

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.6% (Cost $11,911,460)		11,760,792
Other Assets in Excess of Liabilities — 0.4%		52,600
NET ASSETS — 100.0%		11,813,392

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.1%
Pharmaceuticals	9.1
Insurance	7.2
Semiconductors & Semiconductor Equipment	6.3
Aerospace & Defense	5.4
Metals & Mining	5.0
Textiles, Apparel & Luxury Goods	3.3
IT Services	3.1
Multi-Utilities	2.9
Industrial Conglomerates	2.5
Automobiles	2.5
Electrical Equipment	2.5
Oil, Gas & Consumable Fuels	2.4
Broadline Retail	2.3
Tobacco	2.2
Consumer Staples Distribution & Retail	2.2
Beverages	1.9
Biotechnology	1.7
Health Care Equipment & Supplies	1.6
Commercial Services & Supplies	1.5
Machinery	1.5
Trading Companies & Distributors	1.4
Household Products	1.3
Chemicals	1.3
Independent Power and Renewable Electricity Producers	1.3
Household Durables	1.3
Electric Utilities	1.2
Specialty Retail	1.1
Diversified Telecommunication Services	1.1
Media	1.0
Others (each less than 1.0%)	6.8

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$778,586	$—	$778,586
Belgium	—	124,328	—	124,328
China	—	145,478	—	145,478
Denmark	—	388,326	—	388,326
France	—	1,211,661	—	1,211,661
Germany	—	1,353,259	—	1,353,259
Hong Kong	—	348,696	—	348,696
Israel	—	134,774	—	134,774

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$337,806	$—	$337,806
Japan	—	2,807,520	—	2,807,520
Netherlands	—	1,032,446	—	1,032,446
New Zealand	—	69,056	—	69,056
Singapore	—	111,558	—	111,558
Spain	—	365,137	—	365,137
Switzerland	—	359,955	—	359,955
United Kingdom	148,547	1,231,037	—	1,379,584
United States	—	812,622	—	812,622
Total Common Stocks	148,547	11,612,245	—	11,760,792
Total Investments in Securities	$148,547	$11,612,245	$—	$11,760,792
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (b) (c)	$—	$944,821	$944,821	$—	$—	$—	—	$98	$—

(a)	Commencement of operations was January 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.